UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE
Report for the Calender Year or Quarter End: June 30, 2008

Check here if Amendment    { }; Amendment Number:
This Amendment (Check only one): { } is a restatement
             { } adds new holding entries

Institutional Investment Manager Filing this Report

Name:     Admiral Capital Management, LLC
Address:  41 West Putnam Ave Suite 300
Greenwich, CT 06830

13F File Number: 28-12669

The institutional investment manager
filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kevin Crouchley
Title:    Principal/ Chief Operating Officer
Phone:    203-742-2111
Signature, Place, and Date of Signing:

Kevin Crouchley,Greenwich,CT 06830 August 6, 2008

Report Type ( Check only one):
[x] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934
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FORM 13F SUMMARY PAGE

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS: 0

FORM 13F INFORMATION TABLE ENTRY TOTAL: 24

FORM 13F INFORMATION TABLE VALUE TOTAL: $142,178,848.

LIST OF OTHER MANAGERS REPORTING FOR THIS REPORT: NONE
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				FORM 13F INFORMATION TABLE

NAME OF ISSUER			TITLE OF					SH/PRN				VOTING
														AUTHORITY
   				CLASS		CUSIP		VALUE 	 	AMOUNT		S/P	P/C	SOLE
AMGEN INC                      NOTE 0.125% 2/11 031162AN0       4545750.         5000           S                None
ADVANCED MED OPTIC             NOTE 2.50%  7/24 00763MAG3       3700000.         4000           S                None
ADVANCED MED OPTIC             NOTE 3.25%  8/26 00763MAK4       2198004.         3000           S                None
CARNIVAL CORP                  NOTE VRN         143658AV4       6400000.        10000           S                None
EVERGREEN SOLAR INC            COM              30033R108        399955.        41275           S                41275
JA SOLAR HOLDINGS              NOTE 4.5%  5/13  466090AA5       3556522.         4000           S                None
JA SOLAR HOLDINGS              ADR              466090107       2382590.       141400           S               141400
LDK SOLAR CO LTD               ADR              50183L107        382853.        10107           S                10107
LIBERTY MEDIA		       NOTE 3.25% 3/31  530715AR2       4589289.         7000           S                None
LINCARE HOLDINGS               NOTE 2.75% 11/37 532791AE0       4529977.         5000           S                None
LINEAR TECHNOLOGY              NOTE 3.25% 5/27  535678AD8       6870500.         7000           S                None
LIFEPOINT HOSPITALS INC        NOTE 3.50% 5/14  53219LAH2       2134878.         2500           S                None
MILLIPORE CORP                 NOTE 3.75% 6/26  601073AD1       7056840.         7000           S                None
NII HOLDINGS INC               NOTE 2.75% 8/25  62913FAF9       5825000.         5000           S                None
NII HOLDINGS INC               NOTE 3.125% 6/12 62913FAJ1       2118750.         2500           S                None
ON SEMICONDUCTOR CORP          NOTE 0.00% 4/24  682189AE5       5540066.         5000           S                None
TRANSOCEAN INC                 NOTE 1.62% 12/37 893830AU3      11300000.        10000           S                None
SINCLAIR BROADCAST GRP         NOTE 3.00% 5/27  829226AW9       4588097.         5000           S                None
SCIENTIFIC GAMES CORP          NOTE VRN   12/24 80874PAD1       8442000.         7200           S                None
ST. JUDE MEDICAL               NOTE 1.22% 12/08 790849AD5       4975278.         5000           S                None
SYBASE INC                     NOTE 1.75% 2/25  871130AB6       9440161.         7500           S                None
SYMANTEC CORP                  NOTE  .75% 6/11  871503AD0      14376315.        12500           S                None
TEVA PHARMACEUTICALS           NOTE .25%        88164RAB3      20081250.        15000           S                None
UNITED AUTO GROUP              NOTE 3.5% 4/26   909440AH2       6744773.         7233           S                None


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